Exhibit 99.4

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco Loan ID		Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
	Alternate ID
XXXXXXXXXX	81000684	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000683	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000682	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	3	3	1	1	1	1	*** (CURED) DTI > 60% - EV R

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Income and business information was properly documented and verified for the business with $XXX income.   Tax returns were provided, but the REO data listed in the loan was not in the file.   Leases were in the file and used for income calculation, but verified as losses.  The income at origination was to be solely positive rental incomes, however this is not verified by this audit.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Income and business information was properly documented and verified for the business with $XXX income.   Tax returns were provided, but the REO data listed in the loan was not in the file.   Leases were in the file and used for income calculation, but  verified as losses.  The income at origination was to be solely positive rental incomes, however this is not verified by this audit.

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
														COMMENT: Income and business information was properly documented and verified for the business with $XXX income. Tax returns were provided, but the REO data listed in the loan was not in the file. Leases were in the file and used for income calculation, but verified as losses. The income at origination was to be solely positive rental incomes, however this is not verified by this audit.
XXXXXXXXXX	81000681	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000680	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000679	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: Missing the final executed 1003.
XXXXXXXXXX	81000678	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000677	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000676	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU Risk Score documented in the file.
XXXXXXXXXX	81000675	XXXXXXXX	Loanstream DSCR XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The lender's document requirements were met for valuation: the loan file included a full 1004/1007, and a XXXCDA which verified the value, and rated the appraisal low risk.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan closed on an Agent's Binder/Certificate of Hazard Insurance coverage only, page 387. Provide the Policy and/or a Declarations page from XXX for review.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   The loan file was missing the HUD-1 to verify loan proceeds at closing to satisfy remaining reserves requirement. Provide the final HUD-1 for review.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The loan file was missing the HUD-1 to verify loan proceeds at closing to satisfy remaining reserves requirement. Provide the final HUD-1 for review.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file was missing the HUD-1. Provide the final signed HUD-1 for review.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file was missing the HUD-1 to verify loan proceeds at closing to satisfy remaining reserves requirement. Provide the final HUD-1 for review.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The loan file was missing the Deed of Trust and Riders. Provide the executed DOT and Riders for review.

*** (CURED) Note is missing or unexecuted - EV R
														COMMENT: The loan file was missing the Note and Riders. Provide the executed Note and Riders for review.
XXXXXXXXXX	81000674	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R

														*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
XXXXXXXXXX	81000673	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000672	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000671	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000670	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000669	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000668	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Broker Fee on disclosure  XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R
COMMENT:   The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) )  Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000667	XXXXXXXX	LoanStream Non QM XXX XXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.	*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
														COMMENT: The Servicing Information was not disclosed to the consumer on the initial or any revised LEs as the LE's are missing from the file.
XXXXXXXXXX	81000666	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
XXXXXXXXXX	81000665	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000664	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	3	1	1	1	1	1			*** (CURED) Condo / PUD rider Missing - EV R COMMENT: The Security Instrument is missing the following: Condo Rider.
XXXXXXXXXX	81000663	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  Home Loan Toolkit, Homeownership Counseling Disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
XXXXXXXXXX	81000662	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   1008, page 28, reflects DU Approve/Ineligible Case #XXX. AUS not located in loan file. Additionally, Lender Approval not located in file.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on  XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000661	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
														COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
XXXXXXXXXX	81000660	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000659	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  Revised LE date test  and initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee of $XXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
XXXXXXXXXX	81000658	XXXXXXXX	LoanStream Non QM XXX XXXX	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
													COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXXXXX	81000657	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000656	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 missing from the file

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000655	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000654	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title policy loan amount was $XXX (Pg 339) was less than the Note loan amount $XXX(Pg 164).
XXXXXXXXXX	81000653	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The file does not include a copy of the trust instrument(document) and all other required supporting trust documentation, required by Guideline 5.2.5 (pg. 35).
XXXXXXXXXX	81000652	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000651	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000650	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Underwriting fees. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXX	81000649	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The 1003 Final is missing in file.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD  issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000648	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1			*** (CURED) 1003 Application [information not provide] - EV R COMMENT: The 1003 Citizenship identifier was not completed (Pg 1, 368).
XXXXXXXXXX	81000647	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	2	1	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing 3rd party valuation within 10% variance

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The loan disbursed prior to consummation. According to the most recent CD, issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. However, per the Notary's signature and date on the Deed of Trust, consummation took place XX/XX/XXXX.
XXXXXXXXXX	81000646	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation within 10% variance *Received CDA confirming value.

*** (CURED) Missing Documentation - EV R
														COMMENT: Missing tax returns and schedule E to support the rental income being used for qualification.
XXXXXXXXXX	81000645	XXXXXXXX	LoanStream Non QM XXX XXXX	3	2	3	1	3	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The Loan Application reflects that the borrowers rented their current residence for 8 years and that the monthly rental payment was $XXX. There is no rental history in the loan file. The applicable guidelines (page 35) states that Mortgage/Rental history is required for most LSM programs. If a borrowers rental history is not reported on the credit report, alternate documentation showing the most recent 12 month history (canceled checks, mortgage/rental statements including a payment history ect.) should be provided. Exception received dated XX/XX/XXXX for no rental history rating. Borrower paid cash with no verification supplied. Compensating factors listed in high Fico of 722 - 42 points above 680 requirement, Low DTI of 21.097% vs 50%.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   There are inconsistencies on the final Loan Application.  The Loan Application for borrower # 2 indicates that she is a US Citizen (page 271) while, the coborrower's ID is composed of a Passport from Mexico (page 49), and composed of a (ITIN) issued by the Department of the Treasury.  In addition, the final Loan Application for the borrower (page 269) reflects the Sex as Female, when the identification in the loan file identifies the borrower to be a Male (page 47).

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Per guidlines, all files require evidence that loans were run thru the AUS to show that they are not eligible for GSA/Government financing.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Missing Doc - EV R
														COMMENT: The applicable Guidelines (page 30) require all non permanent resident aliens to provide evidence of a valid, acceptable Visa as defined on pages 30 -31. While the loan file has contains a ITIN for both borrowers (pages 43 - 46), and a Passport (pages 48 - 49), the loan file does not contain a Visa.
XXXXXXXXXX	81000644	XXXXXXXX	LoanStream DSCR XXX XXXX	2	2	2	1	1	2	1	1		*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
XXXXXXXXXX	81000643	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Per lender guidelines, Full doc loans require an AUS in file showing evidence, that borrower is not eligible for an GSA/Government loan. 1008 states loan is approved/Ineligble AUS missing.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $45 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Income documentation does not meet guidelines - EV R
														COMMENT: Per lender guidelines, missing Income cal worksheet required on all loans.
XXXXXXXXXX	81000642	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Final application is missing from loan file.

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   The Security Instrument is missing the following: PUD Rider.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The Security Instrument (Mortgage/Deed of Trust) is missing.

*** (CURED) Note data is missing or inaccurate - EV R
														COMMENT: The Note was not fully executed by the borrower/coborrower.
XXXXXXXXXX	81000641	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000640	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000639	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   1) This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

														2) "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
XXXXXXXXXX	81000638	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000637	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000636	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal within 10% variance.
XXXXXXXXXX	81000635	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000634	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000633	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	2	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Loan is Full document loan and AUS is required to show evidence that borrower is not eligible for GSA/Government agency loan per guidelines.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   This loan requires additional VOR, VOM, and LOX related to borrower's residency at the subject property and prior residence.  VOM required for XXX not in borrower's name, paid at closing.  Mortgage interest noted on 2020 1040 is not tied to any property, and LOX and verification is required to determine if additional debt needs to be counted om DTI.  Each of these issues has the potential of making this loan ineligible for the program.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EVR
COMMENT:   Mortgage interest deduction is noted on Borrower's XXXX 1040, p. 425. Letter of explanation and/or verification of PITI and payment history, and whether this is an obligation to be counted into Borrower's DTI is required.

*** (CURED) VOM or VOR missing/required - EVR
														COMMENT: GL XX/XX/XXXX, P. 32 , provides, " No housing history and borrowers living rent free not allowed." Borrower states that she has lived in subject residence for 1 year 8 months. No VOR or statement that borrower has lived rent free was located in the file. In addition, borrower lived for 15 years with "no primary housing expense" at XXX, Pasadena, CA. No housing history is provided for borrower, which affects the eligibility of the loan for this program. Therefore, three things are required to satisfy program requirements: (1) A Verification of Rent or a statement related to borrower's payments/ or living free of charge 1 year 8 months of residency in the subject property, including cancelled checks to document timely payment of obligations is required. (2) Borrower states on 1003 that she lived for 15 years with "no primary housing expense". A VOR or statement related to prior housing expense is required. (3) XXXX 1040, Schedule A, p. 425, shows mortgage interest deduction of $XXX. Explanation and documentation as to what this interest covers, who is obligated, and whether all debt for the property is counted in the DTI is required to ensure that DTI remains within program guidelines.
XXXXXXXXXX	81000632	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	1	1	1	1			*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: 1008, page 28, indicates DU Approve/Ineligible, DU not located in file. Guidelines page 9, section 1.18, require AUS in file.
XXXXXXXXXX	81000630	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000629	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000628	XXXXXXXX	LoanStream Non QM XXX XXXX	2	1	1	1	2	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: The Guideline Matrix shows that the Maximum Loan Amount for an Alt Doc (A+) Credit Grade, LTV of 85%, with a Credit score of 652 is $XXX. The Note amount is $XXX.
XXXXXXXXXX	81000627	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Missing the final signed application.

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
COMMENT:   The Security Instrument is missing the following:  Second Home Rider

														*** (CURED) Missing TRID RESPA Disclosures - EV R
XXXXXXXXXX	81000626	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000625	XXXXXXXX	LoanStream DSCR XXX XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV 2
COMMENT:   Borrower was short reserves to close (1 month) - 6 months are required and the borrower has 5.268 months.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
													COMMENT: Borrower was short reserves to close (1 month) - 6 months are required and the borrower has 5.268 months.	*** (CURED) Missing Documentation - EV R COMMENT: Missing the settlement statement. *** (CURED) missing documents - EV R COMMENT: Missing the Note.
XXXXXXXXXX	81000624	XXXXXXXX	LoanStream Non QM XXX XXXX (Rework)	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The preliminary title reflects liens with XXXoration recorded XX/XX/XXXX and XXX. recorded XX/XX/XXXX (p.426). The file does contain the UCC termination for the XXX. (p.245); however, does not contain the UCC termination or subordination agreement for XXX.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file is missing the XXXX W2 from XXX.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title dated XX/XX/XXXX (p.423) reflects the title is vested in the borrowers name as of the date of the report and shows no transfers in the prior 24 months; however, the loan file contains an Inter-Spousal Grant Deed dated XX/XX/XXXX (p.252) showing the subject was transferred to the borrower from his spouse. Based on the Transfer Deed, the borrower did not own the property at the time of the preliminary title. Clarification is needed for the discrepancy in ownership. Additionally, per lender guidelines 4.2.3, properties must be owned for over six months to be eligible for cash-out loan programs. It is to be noted, the mortgage has been in the borrowers name and reviewed for 35 months.
XXXXXXXXXX	81000623	XXXXXXXX	LoanStream Non QM XXX XXXX	2	2	1	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) does not list the 10 closest agencies available in the applicant's location. Per Regulation, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. Per https://www.consumerfinance.gov/find-a-housing-counselor/?zipcode=xxx closer agencies were available: 1. Consumer Credit Counseling Service of XXX. (Cccsmd) - XXX
2.XXX
3XXX
4.XXX
5.XXX
6.XXX
7.XXX
8.XXX
9.XXX
10.XXX	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX and signed by the borrower on XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
XXXXXXXXXX	81000622	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000621	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000620	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Missing the executed final 1003 for borrower 1 and 2.

*** (CURED) Evidence of Appraisal delivery - EV R
														COMMENT: Missing evidence that a copy of the appraisal report was delivered to the Borrower.
XXXXXXXXXX	81000619	XXXXXXXX	LoanStream Non QM XXX XXXX	2	1	1	1	2	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000618	XXXXXXXX	LoanStream DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000617	XXXXXXXX	LoanStream Non QM XXX XXXX	2	1	1	1	2	1	1	1			*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
XXXXXXXXXX	81000616	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal within 10% variance.
XXXXXXXXXX	81000615	XXXXXXXX	LoanStream DSCR XXX XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo - EV 2 COMMENT: Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo (Lvl 2)	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   Missing a full 60-days assets account history only 1-months statement was in the file (Pg 98). The provided asset statement xXXXX (Pg 98) was in the name of an LLC, there was no documentation provided reflecting the Borrower as the owner of the LLC and having 100% access to the funds.

*** (CURED) Entity Evidence of signatory authority - EV R
														COMMENT: The provided asset statement XXX (Pg 98) was in the name of an LLC, there was no documentation provided reflecting the Borrower as the owner of the LLC and having 100% access to the funds.
XXXXXXXXXX	81000614	XXXXXXXX	LoanStream Non QM XXX XXXX	2	1	1	1	2	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The Credit report does not include a mortgage report. Found no VOM in file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.

*** (CURED) VOM or VOR missing/required - EV R
														COMMENT: The Credit report does not include a mortgage report. Found no VOM in file.
XXXXXXXXXX	81000613	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000612	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing 12-month rental history.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Full revised Final CD, dated XX/XX/XXXX, page 508-511, is missing page 1, 2 & 3. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer.
XXXXXXXXXX	81000611	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXXX	81000610	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000609	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXXX	81000608	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The 1-months assets documentation in the file was missing a full 60 days history as required per LoanStream NANQ - Investor & DSCR guidelines XX/XX/XXXX (Pg 36) Sec 7.5.

*** (CURED) Missing Documentation - EV R
														COMMENT: Missing LLC Entity search and or operating agreement verifying the Borrower as the sole owner of the LLC (Pg 114, 450).
XXXXXXXXXX	81000607	XXXXXXXX	LoanStream Non QM XXX XXXX	3	2	3	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Application Missing - EV R
COMMENT:   The initial and final 1003 applications are missing from the file.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Minimum 3 months reserves required = $XXX. Total assets = $XXX, Cash to Close = $XXX. Insufficient.

*** (CURED) DTI > 60% - EV R
COMMENT:   Unable to calculate all borrower income. Initial 1003 missing, unable to determine if 1003 or P&L income is lower. P&L page 312, XX - XX XXXX = $XXX monthly. CPA Letter page 311 dated XX/XX/XXXX confirms borrower receives Self Employment income for the past 2 years as well as W2 income. Proof of state licensing & existence of the business prior to closing missing. No business Bank Statements provided to support P&L. Personal bank statements pages 313-334 for XX - XXX XXXX. Monthly average deposits after payroll, transfers, loan proceeds, and birthday deposits excluded = $XXX, greater than 10% of the average gross income on P&L of XXX. Need additional clarification/documentation. NSF in XX unexplained. Cannot calculate W2 earnings. Need written verification of employment or recent pay stubs, not provided. Also, property taxes calculated must include General and County Taxes as well as the Supplemental Taxes listed on the title report.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Unable to calculate all borrower income. Initial 1003 missing, unable to determine if 1003 or P&L income is lower. P&L page 312, XX - XX XXXX = $XXX monthly. CPA Letter page 311 dated XX/XX/XXXX confirms borrower receives Self Employment income for the past 2 years as well as W2 income. Proof of state licensing & existence of the business prior to closing missing. No business Bank Statements provided to support P&L. Personal bank statements pages 313-334 for XX - XXX XXXX. Monthly average deposits after payroll, transfers, loan proceeds, and birthday deposits excluded = $XXX greater than 10% of the average gross income on P&L of $XXX. Need additional clarification/documentation. NSF in March unexplained. Cannot calculate W2 earnings. Need written verification of employment or recent pay stubs, not provided. Also, property taxes calculated must include General and County Taxes as well as the Supplemental Taxes listed on the title report.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Unable to accurately calculate income or DTI due to missing documentation.  Missing income documentation to validate W2 income.  CPA prepared P&L is in file; CPA Letter pg 311 dated XX/XX/XXXX confirms borrower receives SE income for the past 2 years as well as W2 income.  Unable to accurately calculate income or DTI due to missing documentation.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file contains a signed/certified ALTA statement dated  XX/XX/XXXX. The statement does not match the CD issued on XX/XX/XXXX and  no post consummation CD was provided in the file. Per the CD, the consumer is due to owe $XXX at consummation; however, per the ALTA statement, the consumer is due to receive $XXX . The payoff total has decreased.  Per regulation, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation and that event causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. (§ 1026.19(f)(2)(iii); Comment 19(f)(2)(iii)-1).

*** (CURED) Missing Appraisal - EV R
COMMENT:   Original Appraisal missing from file. Only the appraisal completion report is available at page 108.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The initial and/or any revised CDs are missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date XX/XX/XXXX is required.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Missing income documentation to validate W2 income.  CPA prepared P&L is in file; CPA Letter pg 311 dated XX/XX/XXXX confirms borrower receives SE income for the past 2 years as well as W2 income.  Unable to accurately calculate income due to missing documentation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, Homeownership Counseling Disclosure.
XXXXXXXXXX	81000606	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	2	3	1	1	2	1	1		*** (OPEN) Credit report >4 months old at closing - EV 2 COMMENT: There are 3 credit reports in file all dated XX/XX/XXXX. Transaction date XX/XX/XXXX.	After review by senior underwriter, credit report exceeds age by 4 days and is deemed non-material.
XXXXXXXXXX	81000605	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	3	1	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
XXXXXXXXXX	81000604	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   Per guides, an Alternative Loan Review form must be included in file to confirm borrower is receiving better terms than if they locked under the agency program. Cannot locate in loan file. Also, interest rate on 1008/Transmittal in file reflects 4.875%. Note rate is 4.625%. Final 1008/Transmittal needs to be updated. Also, liability balances and monthly payments reflected on final application do not match balances and payments from XX/XX/XXXX credit report. If a revised credit report was pulled, that should be included in loan file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Subject or Comp Photos are missing or illegible - EV R
COMMENT:   Photo for Comparable #1 is missing from appraisal report.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
														COMMENT: Borrower owns property located at XXX. Page 131 confirms there is a Mortgage on the property. To exclude the mortgage payment for property owns by borrower, need 12 months evidence mortgage is paid by another party. Documentation missing from file.
XXXXXXXXXX	81000603	XXXXXXXX	LoanStream Non QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000602	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000601	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation to support appraisal.
XXXXXXXXXX	81000600	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000599	XXXXXXXX	LoanStream Non QM XXX XXXX	3	2	3	1	3	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: Missing a ful 12 month of rental hsitory, per guidelines if rent history amount is not reflecting on initial 1003 then no rent history is required, however, file includes a LOX statting that rental is $XXX + and bank statments reflecting copy of rent payments. (missing two months)	*** (CURED) Missing Doc - EV R
COMMENT:   Form 1008 is not found in the file documents.  A copy of this required document must be uploaded to the loan file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, Home Loan Toolkit, Homeownership Counseling Disclosure.
XXXXXXXXXX	81000598	XXXXXXXX	LoanStream Non QM XXX XXXX	3	1	1	3	1	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.
XXXXXXXXXX	81000597	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	3	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Missing AUS report.  1008 indicates the loan was DU approve/eligible.  Early Check loan level results are in file on page 155, but missing full DU report.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).  If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.  If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.  If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
XXXXXXXXXX	81000596	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Missing Non-Owner occupied NANQ LoanStream guidelines.  The review DTI was 73.566% due to lower  Borrower income totaling $XXX based on lower prior years 1120S K1 distribution and W2 income.

*** (CURED) Missing AUS - EV R
														COMMENT: Per the guidelines, the loan file must contain an AUS validating that the loan was ineligible for financing. Pg 8 of guidelines.
XXXXXXXXXX	81000595	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000594	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000593	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000592	XXXXXXXX	LoanStream Non QM XXX XXXX	2	1	1	1	2	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   Most recent bank statement is not within 60 days of Note

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.  Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	81000591	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000590	XXXXXXXX	LoanStream DSCR XXX XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The evidence of insurance documentation provided does not indicate if required rent loss insurance was included in the coverage (Pg 279).
XXXXXXXXXX	81000589	XXXXXXXX	LoanStream DSCR XXX XXXX FLOW	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Bankruptcy History does not meet guidelines - EV R
														COMMENT: The DSCR/No Ratio matrix confirms 36 months of seasoning is required after a Chapter 13 bankruptcy. The borrowers filed Chapter 13 on XX/XX/XXXX, which was discharged XX/XXX. The guidelines section 6.6 Bankruptcy History confirms the length of time is measured from the discharge/dismissal date.
XXXXXXXXXX	81000588	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000587	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000586	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000585	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	2	1	1	1	2	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (CURED) Missing Documentation - EV R
														COMMENT: Missing evidence of a valid visa due to the Borrower being a non-permanent resident (Pg 741).
XXXXXXXXXX	81000584	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000583	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000582	XXXXXXXX	LoanStream DSCR XXX XXXX FLOW	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Missing Doc - EV R
														COMMENT: The appraisal located on page 60 reflects the subject property is a PUD. The title does not reflect the property as a PUD and the file did not include a PUD Rider. The appraiser needs to update the property.
XXXXXXXXXX	81000581	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000580	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	1	3	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date."
XXXXXXXXXX	81000579	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the  disclosure issued on XX/XX/XXXX was not accepted. Although the decrease is valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
XXXXXXXXXX	81000578	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000577	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	3	1	3	1	1	1	1	1			*** (CURED) Assets are not sufficient to close - EV R COMMENT: Missing evidence that the $XXX gift funds came from the donors account and Gift letter.
XXXXXXXXXX	81000576	XXXXXXXX	LS DSCR XXX XXXX FLOW	3	1	3	1	1	1	1	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: The mortgages paid by the subject closing were originated on XX/XX/XXXX (Pg 159, 161)
XXXXXXXXXX	81000575	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. The PCCD was provided to correct the following item(s): Settlement Agent contact information. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The CD issued on XX/XX/XXXX is missing the following Settlement Agent information from the Contact Information table: address, primary contact, and email address (or telephone number).
XXXXXXXXXX	81000574	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000573	XXXXXXXX	LoanStream DSCR XXX XXXX (Rework 3 loans)	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000572	XXXXXXXX	LoanStream DSCR XXX XXXX FLOW	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
XXXXXXXXXX	81000571	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000570	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	2	2	2	1	1	2	1	1	*** (OPEN) Asset Verification insufficient - EV 2
													COMMENT: Pg. 42 6.4 Gift Funds. Missing evidence of donors ability to gift funds $XXX as per gift letter funds transferred date XX/XX/XXXX. XX/XX/XXXX Received Exception granted by Loan Stream to accept inability to verify donor funds.
XXXXXXXXXX	81000569	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	2	2	1	1	2	2	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 2
													COMMENT: The guidelines require 6 months of reserves which cannot be documented with gift funds. The borrower total funds to close is $XXX of which $XXX was gift funds. The reserve requirement is $XXX ($XXX*6). The borrower was required to bring $XXX to closing. The file included assets totaling $XXX. The remaining reserves after closing was $XXX. The borrower is short verified reserves in the amount of $XXX
XXXXXXXXXX	81000568	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000567	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000566	XXXXXXXX	LoanStream DSCR XXX XXXX FLOW	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
XXXXXXXXXX	81000565	XXXXXXXX	LoanStream DSCR XXX XXXX (Rework 3 loans)	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The Preliminary Title in the loan file did not provide a mortgagee insurance coverage amount (page 769). The loan file does not verify adequate Title Insurance was issued for the Mortgage amount $XXX.
XXXXXXXXXX	81000564	XXXXXXXX	LS DSCR XXX XXXX FLOW	3	1	3	1	1	1	1	1			*** (CURED) Missing credit report - EV R COMMENT: The credit report was missing.
XXXXXXXXXX	81000563	XXXXXXXX	LoanStream Non-QM XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000562	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000561	XXXXXXXX	LoanStream Non QM XXX XXXX FLOW_USE THIS ONE	3	1	3	1	1	1	1	1			*** (CURED) Cash reserves less than required by guidelines - EV R COMMENT: Reserve shortage. Required 3 months PITI ($XXX).
XXXXXXXXXX	81000560	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of <XXX> is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
														COMMENT: The UCDP score is 2.9. The guidelines require an appraisal review with a score > than 2.5 and loan amount less than $XXX. The file did not include the appraisal review.
XXXXXXXXXX	81000559	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000558	XXXXXXXX	LoanStream DSCR XXX XXXX	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000557	XXXXXXXX	LoanStream Non-QM XXX XXXX	3	1	3	3	3	1	1	1	*** (CURED) DTI > 60% - EV R
COMMENT:   No documentation in file to validate the $XXX rental income shown on the 1008 and 1003.  The DTI was calculated at 83.695% using $XXX in rental losses as calculated from schedule E.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   No documentation in file to validate the $XXX rental income shown on the 1008 and 1003.  The DTI was calculated at 83.695% using $XXX in rental losses as calculated from schedule E.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   No documentation in file to validate the $XXX rental income shown on the 1008 and 1003.  The DTI was calculated at 83.695% using $XXX  in rental losses as calculated from schedule E.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.

There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.

														If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
XXXXXXXXXX	81000556	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: (Title - Email Package Fee, Title - Endorsements, Title - GAP Risk Updated Fee, Title - ILAPLD, Title - Settlement Fee) XX/XX/XXXX . A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXX	81000555	XXXXXXXX	LoanStream DSCR XXX XXXX (Rework 3 loans)	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file was missing the Final HUD-1 or Closing Disclosure. The Final HUD-1 was required to verify the loan closed and disbursed according to the approval terms. The HUD-1 in the loan file at page 299 was dated before closing and shows a disbursement date prior to closing.
XXXXXXXXXX	81000554	XXXXXXXX	LoanStream Non QM XXX XXXX	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
XXXXXXXXXX	81000553	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000552	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000551	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000550	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000549	XXXXXXXX	LoanStream Non-QM Sec XXX XXXX FLOW	1	1	1	1	1	1	1	1
XXXXXXXXXX	81000548	XXXXXXXX	LS DSCR XXX XXXX FLOW	1	1	1	1	1	1	1	1